UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006

Commission File Number of issuing entity:  333-113543-32


                     IXIS Real Estate Capital Trust 2006-HE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543


                       MORGAN STANLEY ABS CAPITAL I, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           54-2195649, 54-2195657, 54-2195655, 54-2195659, 54-2195660
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
    1761 East St. Andrew Place
    Santa Ana, California                                        92705-4934
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                               -------------------
                      Telephone Number, Including Area Code


                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
  A-1              [   ]           [   ]           [ x ]
  A-2              [   ]           [   ]           [ x ]
  A-3              [   ]           [   ]           [ x ]
  A-4              [   ]           [   ]           [ x ]
  M-1              [   ]           [   ]           [ x ]
  M-2              [   ]           [   ]           [ x ]
  M-3              [   ]           [   ]           [ x ]
  M-4              [   ]           [   ]           [ x ]
  M-5              [   ]           [   ]           [ x ]
  M-6              [   ]           [   ]           [ x ]
  B-1              [   ]           [   ]           [ x ]
  B-2              [   ]           [   ]           [ x ]
  B-3              [   ]           [   ]           [ x ]
  B-4              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement  to  Certificateholders  on  December 26, 2006  is  filed  as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   January 10, 2007

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates Series 2006-HE1 relating to the December 26, 2006 distribution


                                     EX-99.1
                     IXIS Real Estate Capital Trust 2006-HE1
                                December 26, 2006

                                Table of Contents
                                                                          Page
Distribution Report   ....................................................  2
Factor Report   ..........................................................  2
Delinquency Totals   .....................................................  6
Foreclosure Group Report   ...............................................  7
Foreclosure Scheduled Loan Report   ......................................  7
Bankruptcy Group Report   ................................................  8
Bankruptcy Scheduled Loan Report   .......................................  8
REO Group Report   .......................................................  9
REO Property Scheduled Balance   .........................................  9
Principal Payoffs by Group occurred in this Distribution    .............. 12
Realized Loss Group Report   ............................................. 12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Belen Bautista
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4497 / Fax: (212) 623-5930
                         Email: Belen.Bautista@chase.com


                                             IXIS Real Estate Capital Trust 2006-HE1
                                                         December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             PRINCIPAL                                                       REALIZED     DEFERRED     PRINCIPAL
CLASS       VALUE            BALANCE          PRINCIPAL        INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1      380,000,000.00  186,671,302.16     25,985,375.98      813,523.91  26,798,899.89       0.00         0.00     160,685,926.18
A2      111,000,000.00  111,000,000.00              0.00      488,215.00     488,215.00       0.00         0.00     111,000,000.00
A3      153,092,000.00  153,092,000.00              0.00      680,749.09     680,749.09       0.00         0.00     153,092,000.00
A4       94,000,000.00   94,000,000.00              0.00      425,558.89     425,558.89       0.00         0.00      94,000,000.00
M1       33,866,000.00   33,866,000.00              0.00      156,319.81     156,319.81       0.00         0.00      33,866,000.00
M2       30,619,000.00   30,619,000.00              0.00      141,825.51     141,825.51       0.00         0.00      30,619,000.00
M3       17,629,000.00   17,629,000.00              0.00       81,940.57      81,940.57       0.00         0.00      17,629,000.00
M4       15,773,000.00   15,773,000.00              0.00       74,711.44      74,711.44       0.00         0.00      15,773,000.00
M5       15,309,000.00   15,309,000.00              0.00       72,760.28      72,760.28       0.00         0.00      15,309,000.00
M6       14,382,000.00   14,382,000.00              0.00       69,397.15      69,397.15       0.00         0.00      14,382,000.00
B1       13,454,000.00   13,454,000.00              0.00       71,747.19      71,747.19       0.00         0.00      13,454,000.00
B2       11,598,000.00   11,598,000.00              0.00       64,652.41      64,652.41       0.00         0.00      11,598,000.00
B3        9,278,000.00    9,278,000.00              0.00       57,325.15      57,325.15       0.00         0.00       9,278,000.00
B4        9,278,000.00    9,278,000.00              0.00       57,325.15      57,325.15       0.00         0.00       9,278,000.00
P               100.00          100.00              0.00      452,885.43     452,885.43       0.00         0.00             100.00
R                 0.00            0.00              0.00            0.00           0.00       0.00         0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  909,278,100.00  715,949,402.16     25,985,375.98    3,708,936.98  29,694,312.96       0.00         0.00     689,964,026.18
-----------------------------------------------------------------------------------------------------------------------------------
X        18,556,952.00   18,556,952.00              0.00    1,308,301.13   1,308,301.13       0.00         0.00      18,556,952.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                 ENDING             PASS-THRU
CLASS        CUSIP          PRINCIPAL       PRINCIPAL           INTEREST              TOTAL          PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         45071KDB7       491.24026884      68.38256837           2.14085240         70.52342076       422.85770047     5.410000%
A2         45071KDC5     1,000.00000000       0.00000000           4.39833333          4.39833333     1,000.00000000     5.460000%
A3         45071KDD3     1,000.00000000       0.00000000           4.44666665          4.44666665     1,000.00000000     5.520000%
A4         45071KDE1     1,000.00000000       0.00000000           4.52722223          4.52722223     1,000.00000000     5.620000%
M1         45071KDF8     1,000.00000000       0.00000000           4.61583328          4.61583328     1,000.00000000     5.730000%
M2         45071KDG6     1,000.00000000       0.00000000           4.63194454          4.63194454     1,000.00000000     5.750000%
M3         45071KDH4     1,000.00000000       0.00000000           4.64805548          4.64805548     1,000.00000000     5.770000%
M4         45071KDJ0     1,000.00000000       0.00000000           4.73666646          4.73666646     1,000.00000000     5.880000%
M5         45071KDK7     1,000.00000000       0.00000000           4.75277810          4.75277810     1,000.00000000     5.900000%
M6         45071KDL5     1,000.00000000       0.00000000           4.82527813          4.82527813     1,000.00000000     5.990000%
B1         45071KDM3     1,000.00000000       0.00000000           5.33277761          5.33277761     1,000.00000000     6.620000%
B2         45071KDN1     1,000.00000000       0.00000000           5.57444473          5.57444473     1,000.00000000     6.920000%
B3         45071KDP6     1,000.00000000       0.00000000           6.17861069          6.17861069     1,000.00000000     7.514086%
B4         45071KDQ4     1,000.00000000       0.00000000           6.17861069          6.17861069     1,000.00000000     7.514086%
P             N/A        1,000.00000000       0.00000000   4,528,854.30000000  4,528,854.30000000     1,000.00000000     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     787.38221251      28.57802908           4.07899077         32.65701985       758.80418343
-----------------------------------------------------------------------------------------------------------------------------------
X             N/A        1,000.00000000       0.00000000          70.50194073         70.50194073     1,000.00000000     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                             IXIS Real Estate Capital Trust 2006-HE1
                                                        December 26, 2006
                                                 STATEMENT TO CERTIFICATEHOLDERS

                        Subordinated Amount Reporting:

Sec. 4.03               Subordinated Amount                                                                  18,556,733.68
Sec. 4.03               Specified Subordinated Amount                                                        18,556,733.68
Sec. 4.03               Subordinated Deficiency Amount                                                                0.00
Sec. 4.03               Overcollateralization Release Amount                                                          0.00
Sec. 4.03               Monthly Excess Interest                                                               1,188,488.10
Sec. 4.03               Monthly Excess Cash Flow Amount                                                       1,188,488.10
Sec. 4.03               Extra Principal Distribution Amount                                                      88,171.52

                        Expense Fees Detail:

Sec. 4.03               Securities Administrator and Master Servicer Fee                                          7,039.02
Sec. 4.03               Servicing Fee                                                                           306,044.25

                        Advance Summary Detail:

Sec. 4.03               Current PI Advances                                                                   2,333,659.58
Sec. 4.03               Outstanding PI Advances                                                                       0.00

                        Collateral Summary Detail:

Sec. 4.03               Beginning Collateral Balance                                                        734,506,135.85
Sec. 4.03               Ending Collateral Balance                                                           708,520,759.86
Sec. 4.03               Beginning Number of Loans                                                                 3,635.00
Sec. 4.03               Ending Number of Loans                                                                    3,521.00
Sec. 4.03               Weighted Average Gross Mortgage Rate                                                     7.775117%
Sec. 4.03               Weighted Average Net Mortgage Rate                                                       7.263616%
Sec. 4.03               Weighted Average Term to Maturity                                                           342.00

Sec. 4.03               Loans Delinquent

                        Delinquency Totals
                        Group Totals
                        Period           Number      Principal Balance  Percentage
                        0-30 days           0                  0.00       0.00%
                        31-60 days         96         18,020,245.55       2.54%
                        61-90 days         65         15,224,795.44       2.15%
                        91+days            46          8,504,552.56       1.20%
                        Total             207         41,749,593.55       5.89%

                        Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Sec. 4.03               Outstanding Balance of Sixty Plus Day Delinquent                                     74,632,713.23

Sec. 4.03               Loans in Foreclosure

                        Number of Loans in Foreclosure 0 to 30 Days Delinquent                                        2.00
                        Balance of Loans in Foreclosure 0 to 30 Days Delinquent                                 300,181.79
                        Number of Loans in Foreclosure 31 to 60 Days Delinquent                                       3.00
                        Balance of Loans in Foreclosure 31 to 60 Days Delinquent                                399,850.96
                        Number of Loans in Foreclosure 61 to 90 Days Delinquent                                       8.00
                        Balance of Loans in Foreclosure 61 to 90 Days Delinquent                              1,683,474.13
                        Number of Loans in Foreclosure 91+ Days Delinquent                                          137.00
                        Balance of Loans in Foreclosure 91+ Days Delinquent                                  32,728,465.66

                        Foreclosure Group Report
                        Group Number    Number of Loans   Principal Balance    Percentage
                              1               150           35,111,972.54         4.96%
                        Total                 150           35,111,972.54         4.96%

                        Foreclosure Scheduled Loan Report
                        Group    Loan    Foreclosure  Scheduled           Current     Original      Original LTV   Loan Origination
                        Number   Number  Date         Principal Balance   Note Rate   Stated Term   Ratio (%)      Date
                                                      0.00                .00000                    0.00
                        Total                         0.00                .00000                    0.00

Sec. 4.03               Loans in Bankruptcy

                        Number of Loans in Bankruptcy 0 to 30 Days Delinquent                                         3.00
                        Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                                  399,866.78
                        Number of Loans in Bankruptcy 31 to 60 Days Delinquent                                        0.00
                        Balance of Loans in Bankruptcy 31 to 60 Days Delinquent                                       0.00
                        Number of Loans in Bankruptcy 61 to 90 Days Delinquent                                        2.00
                        Balance of Loans in Bankruptcy 61 to 90 Days Delinquent                                 474,670.96
                        Number of Loans in Bankruptcy 91+ Days Delinquent                                            18.00
                        Balance of Loans in Bankruptcy 91+ Days Delinquent                                    3,811,423.17

                        Bankruptcy Group Report
                        Group Number   Number of Loans   Principal Balance   Percentage
                              1               23           4,685,960.91        0.66%
                        Total                 23           4,685,960.91        0.66%

                        Bankruptcy Scheduled Loan Report
                        Group    Loan    Bankruptcy  Scheduled           Current    Original      Original LTV    Loan Origination
                        Number   Number  Date        Principal Balance   Note Rate  Stated Term   Ratio (%)       Date
                                                     0.00                .00000                   0.00
                        Total                        0.00                .00000                   0.00

Sec. 4.03               Loans in REO

                        REO Group Report
                        Group Number   Number of Loans    Principal Balance   Percentage
                              1               55             11,105,431.78        1.57%
                        Total                 55             11,105,431.78        1.57%

                        REO Property Scheduled Balance
                        Group Number   Loan Number     REO Date       Schedule Principal Balance
                                                                                 0.00
                        Total                                                    0.00

Sec. 4.03               REO Book Value                                                                         11105431.78

                        Collections Summary:

                        Principal Funds:
                        Scheduled Principal Payments                                                            330,067.36
                        Principal Prepayments                                                                25,834,494.53
                        Curtailments                                                                           -178,112.99
                        Curtailment Interest Adjustments                                                         -1,072.92
                        Repurchase Principal                                                                          0.00
                        Substitution Amounts                                                                          0.00
                        Net Liquidation Proceeds (Total)                                                              0.00
                        Other Principal Adjustments (Total)                                                           0.00

                        Interest Funds:
                        Gross Interest                                                                        4,759,058.99
                        Servicing Fees                                                                          306,044.25
                        Securities Administrator and Master Servicer Fee                                          7,039.02

                        Prepayment Penalties:
                        Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected               71
                        Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected   15,631,582.48
                        Amount of Prepayment Penalties Collected                                                452,885.43

                        Principal Payoffs by Group occurred in this Distribution
                        Group Number  Number of Loans    Principal Balance  Percentage
                              1             114           25,834,494.53        3.65%
                        Total               114           25,834,494.53        3.65%

                        Prepayment Rate Calculations
                        Constant Prepayment Rate (CPR)
                        One Month CPR                                                                           34.645307%
                        Three Month Average CPR                                                                 31.647749%

                        Loss Detail:

                        Realized Loss Group Report
                        Group       Current      Cumulative     Ending          Balance of         Net Liquidation
                        Number      Loss         Loss           Balance         Liquidated Loans   Proceeds
                        1           88,171.52    992,454.60     708,520,759.86  0.00               0.00
                        TOTAL       88,171.52    992,454.60     708,520,759.86  0.00               0.00

                        Loss Reporting:
                        Number of Loans Liquidated                                                                    2.00
                        Current Realized Losses Incurred                                                         88,171.52
                        Net Liquidation Proceeds                                                                334,897.41
                        Loss Severity                                                                           20.840935%

                        Total Loss Reporting:
                        Cumulative Number of Loans Liquidated                                                        16.00
                        Cumulative Realized Losses Incurred                                                     992,454.60
                        Cumulative Net Liquidation Proceeds                                                     773,373.76
                        Cumulative Loss Severity                                                                56.203345%

                        Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

                        Default Rates
                        MDR (Monthly Default Rate)
                        Current MDR                                                                              0.012004%
                        3 Month Average MDR                                                                      0.036702%
                        12 Month Average MDR                                                                     0.012856%
                        Cumulative MDR                                                                           0.106964%
                        Average MDR Since Cut-Off                                                                0.010696%

                        CDR (Conditional Default Rate)
                        Current Conditional Default Rate                                                         0.143955%
                        3 Month Average CDR                                                                      0.439314%
                        12 Month Average CDR                                                                     0.153918%
                        Cumulative CDR                                                                           1.276048%
                        Average CDR Since Cut-Off                                                                0.127605%

Sec. 4.03               Unpaid And Applied Realized Loss Amounts
                        Class M1 Unpaid Realized Loss Amount                                                          0.00
                        Class M1 Applied Realized Loss Amount                                                         0.00
                        Class M2 Unpaid Realized Loss Amount                                                          0.00
                        Class M2 Applied Realized Loss Amount                                                         0.00
                        Class M3 Unpaid Realized Loss Amount                                                          0.00
                        Class M3 Applied Realized Loss Amount                                                         0.00
                        Class M4 Unpaid Realized Loss Amount                                                          0.00
                        Class M4 Applied Realized Loss Amount                                                         0.00
                        Class M5 Unpaid Realized Loss Amount                                                          0.00
                        Class M5 Applied Realized Loss Amount                                                         0.00
                        Class M6 Unpaid Realized Loss Amount                                                          0.00
                        Class M6 Applied Realized Loss Amount                                                         0.00
                        Class B1 Unpaid Realized Loss Amount                                                          0.00
                        Class B1 Applied Realized Loss Amount                                                         0.00
                        Class B2 Unpaid Realized Loss Amount                                                          0.00
                        Class B2 Applied Realized Loss Amount                                                         0.00
                        Class B3 Unpaid Realized Loss Amount                                                          0.00
                        Class B3 Applied Realized Loss Amount                                                         0.00
                        Class B4 Unpaid Realized Loss Amount                                                          0.00
                        Class B4 Applied Realized Loss Amount                                                         0.00

Sec. 4.03               Unpaid Interest
                        Class A1 Unpaid Interest Shortfall                                                            0.00
                        Class A2 Unpaid Interest Shortfall                                                            0.00
                        Class A3 Unpaid Interest Shortfall                                                            0.00
                        Class A4 Unpaid Interest Shortfall                                                            0.00
                        Class M1 Unpaid Interest Shortfall                                                            0.00
                        Class M2 Unpaid Interest Shortfall                                                            0.00
                        Class M3 Unpaid Interest Shortfall                                                            0.00
                        Class M4 Unpaid Interest Shortfall                                                            0.00
                        Class M5 Unpaid Interest Shortfall                                                            0.00
                        Class M6 Unpaid Interest Shortfall                                                            0.00
                        Class B1  Unpaid Interest Shortfall                                                           0.00
                        Class B2  Unpaid Interest Shortfall                                                           0.00
                        Class B3  Unpaid Interest Shortfall                                                           0.00
                        Class B4  Unpaid Interest Shortfall                                                           0.00
                        Class X Unpaid Interest Shortfall                                                             0.00

Sec. 4.03               Current Period Relief Act/ Prepayment Interest Shortfalls                                     0.00
                        Class A1 Interest Reduction                                                                   0.00
                        Class A2 Interest Reduction                                                                   0.00
                        Class A3 Interest Reduction                                                                   0.00
                        Class A4 Interest Reduction                                                                   0.00
                        Class M1  Interest Reduction                                                                  0.00
                        Class M2 Interest Reduction                                                                   0.00
                        Class M3 Interest Reduction                                                                   0.00
                        Class M4  Interest Reduction                                                                  0.00
                        Class M5 Interest Reduction                                                                   0.00
                        Class B1  Interest Reduction                                                                  0.00
                        Class M6 Interest Reduction                                                                   0.00
                        Class B3  Interest Reduction                                                                  0.00
                        Class B4  Interest Reduction                                                                  0.00
                        Class X  Interest Reduction                                                                   0.00

                        Trigger Event                                                                                   NO
                        TEST I - Trigger Event Occurrence                                                               NO
                        (Is 3 Month Rolling Delinquency Percentage > 39.10% (or 47.60% if A Bonds are paid off)
                        of Senior Enhancement Percentage ?)
                        Delinquency Percentage                                                                    8.79265%
                        39.10% of of Senior Enhancement Percentage (or 47.60% if A Bonds are paid off)           10.10058%
                        OR
                        TEST II - Trigger Event Occurrence                                                              NO
                        (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
                        Cumulative Realized Losses as % of Original Loan Bal                                      0.10696%
                        Required Cumulative Loss %                                                                0.00000%

Sec. 4.03               Available Funds
                        Available Funds                                                                      30,792,298.95
                        Interest Remittance Amount                                                            4,895,094.49
                        Principal Remittance Amount                                                          25,897,204.46

                        Class X Distributable Amount                                                          1,308,301.13

                        Subsequent Recoveries                                                                         0.00
                        Basis Risk Shortfalls
                        Class A1 Aggregate Basis Risk Shortfall                                                       0.00
                        Class A2 Aggregate Basis Risk Shortfall                                                       0.00
                        Class A3 Aggregate Basis Risk Shortfall                                                       0.00
                        Class A4 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M1 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M2 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M3 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M4 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M5 Aggregate Basis Risk Shortfall                                                       0.00
                        Class M6 Aggregate Basis Risk Shortfall                                                       0.00
                        Class B1 Aggregate Basis Risk Shortfall                                                       0.00
                        Class B2 Aggregate Basis Risk Shortfall                                                       0.00
                        Class B3 Aggregate Basis Risk Shortfall                                                   1,165.29
                        Class B4 Aggregate Basis Risk Shortfall                                                   1,165.29

                        Basis Risk Shortfalls Repaid this Period
                        Class A1 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class A2 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class A3 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class A4 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M1 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M2 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M3 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M4 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M5 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class M6 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class B1 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class B2 Basis Risk Shortfalls Repaid this Period                                             0.00
                        Class B3 Basis Risk Shortfalls Repaid this Period                                         1,165.29
                        Class B4 Basis Risk Shortfalls Repaid this Period                                         1,165.29

                        Excess Reserve Fund Account                                                                   0.00

                        Swap Account:
                        Net Swap Payment Due                                                                          0.00
                        Net Swap Payment Paid                                                                         0.00
                        Net Swap Receipt Due                                                                    210,315.14

                        Beginning Balance                                                                             0.00
                        Additions to the Swap Account                                                           210,315.14
                        Withdrawals from the Swap Account                                                       210,315.14
                        Ending Balance                                                                                0.00

                        Material Breaches of Mortgage Loan representations and warranties of which the Securities Administrator
                        has knowledge or has received written notice:           N/A
                        Material Breaches of any covenants under this Agreement of which the Securities Administrator
                        has knowledge or has received written notice:              N/A

                        Capitalized Interest Account:
                        Beginning Balance                                                                             0.00
                        Withdrawals from the Cap Account                                                              0.00
                        Ending Balance                                                                                0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.